Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 11, 2022
Registrant Name	dei_EntityRegistrantName	Milliman Variable Insurance Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001844255
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 11, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jan. 12, 2022
Prospectus Date	rr_ProspectusDate	Dec. 03, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated January 11, 2022 to the Prospectus dated December 3, 2021 for the following series of the Trust

(each, a “Fund,” and collectively, the “Funds”):

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jan

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jan

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jan

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (I)

The below tables replace the corresponding tables included in the “Fund Summaries” section of the prospectus for each Fund:

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
1.	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul

Share Class	Par Up Rate* (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	71.43%	71.08%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period, which is then reduced by the Fund’s total net expenses.

Share Class	Buffer (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.51%

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
2.	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul

Share Class	Par Up Rate* (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	66.67%	66.34%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period, which is then reduced by the Fund’s total net expenses.

Share Class	Par Down Rate* (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	50%	49.75%

*	The performance of the Fund’s downside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Down Rate by the negative returns of the S&P 500 Index for the Outcome Period, which is then reduced by the Fund’s total net expenses.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
3.	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan

Share Class	Spread (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	1.83%	2.82%

Share Class	Buffer (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
4.	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan

Share Class	Par Up Rate* (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	52.38%	51.86%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period, which is then reduced by the Fund’s total net expenses.

Share Class	Floor (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	10.89%

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
5.	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jan

Share Class	Cumulative Index Cap* (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	11.34%	10.24%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

Share Class	Buffer (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
6.	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jan

Share Class	Cumulative Index Cap* (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	11.88%	10.78%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

Share Class	Buffer (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
7.	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jan

	Cumulative Index Cap* (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	12.46%	11.35%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

Share Class	Buffer (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
8.	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)

Share Class	Par Up Rate* (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	109.52%	103.20%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period, which is then reduced by the Fund’s total net expenses.

Share Class	Buffer (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	20%	14.23%

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (I)
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
9.	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (I)

Share Class	Par Up Rate* (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	100%	94.23%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period, which is then reduced by the Fund’s total net expenses.

Share Class	Par Down Rate* (As of January 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	50%	47.12%

*	The performance of the Fund’s downside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Down Rate by the negative returns of the S&P 500 Index for the Outcome Period, which is then reduced by the Fund’s total net expenses.